Non-current Financial Assets at Fair Value Through Profit or Loss - Non-current - Summary of Non-current Financial Assets at Fair Value Through Profit or Loss (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 11,038	$ 11,471
Foreign partnership interest [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	10,940	10,940
Valuation adjustments [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 98	$ 531